united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 12/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT
December 31 , 2018

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth
Strategic Growth

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

December 31, 2018

Dear Timothy Plan Strategic Growth Variable and Conservative Growth Variable Shareholder:

Asset allocation has normally been, and we believe it continues to be, a very prudent approach to investing. As a review, your Timothy Plan Variable Fund investment is a compilation of most of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds. Although the fourth quarter of 2018 experienced a fairly substantial decline, we maintain our fairly positive outlook for the economy in the year ahead. As a result, we have adjusted our positions in the underlying funds to the allocations shown below:

		Conservative Growth	Strategic Growth
●	Large/Mid-Cap Growth Fund	7.50%	10.00%
●	Large/Mid-Cap Value Fund	8.50%	11.00%
●	Small-Cap Value Fund	4.00%	5.00%
●	Aggressive Growth Fund	2.00%	3.50%
●	International Fund	10.50%	19.50%
●	High-Yield Bond Fund	5.50%	5.50%
●	Defensive Strategies Fund	11.00%	12.00%
●	Fixed Income Fund	28.50%	9.00%
●	Israel Common Values Fund	3.50%	5.00%
●	Emerging Markets Fund	4.50%	7.00%
●	Growth & Income Fund	9.50%	9.50%
●	Cash	5.00%	3.00%

Even though the Portfolios have been designed to be conservatively allocated, we understand that the fourth quarter market correction following the market’s 2017 and first three quarters of 2018 nearly unprecedented run-up may be unsettling for some investors. Please understand that our #1 concern is preservation of principal, and, even though we do want to participate in the markets’ strong upward trend, we will attempt to adjust our allocation above to changing market conditions.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment in which you can feel comfortable.

Sincerely,

Arthur D. Ally
President

Fund Performance - (Unaudited)
December 31, 2018

Conservative Growth Portfolio Variable Series

		5 Year	10 Year	Average Annual
	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	(8.77)%	1.01%	5.79%	3.45%
Dow Jones Global Moderate Portfolio Index (b)	(5.21)%	4.11%	8.22%	6.47%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2018.

(b)	Dow Jones Global Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

Timothy Plan Conservative Growth Portfolio Variable Series vs. Dow Jones Global Moderate Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderate Portfolio Index on December 31, 2008 and held through December 31, 2018. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 30, 2018, is 1.78%. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Performance - (Unaudited)
December 31, 2018

Strategic Growth Portfolio Variable Series

		5 Year	10 Year	Average Annual
	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	(11.90)%	0.38%	6.79%	3.13%
Dow Jones Global Moderately Aggressive Portfolio Index (b)	(7.33)%	4.62%	9.90%	7.11%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2018.

(b)	Dow Jones Global Moderately Aggressive Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

Timothy Plan Strategic Growth Portfolio Variable Series vs. Dow Jones Global Moderately Aggressive Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderately Aggressive Portfolio Index on December 31, 2008 and held through December 31, 2018. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 30, 2018, is 1.91%. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Profile - Conservative Growth Portfolio Variable Series
December 31, 2018 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
Fixed Income Fund	26.38%
Defensive Strategies Fund	11.33%
International Fund	10.51%
Growth & Income Fund	9.66%
Large/Mid Cap Value Fund	8.27%
Large/Mid Cap Growth Fund	7.50%
High Yield Bond Fund	6.80%
Emerging Markets Fund	4.67%
Small Cap Value Fund	4.67%
Aggressive Growth Fund	3.93%
Israel Common Values Fund	3.47%
Money Market and Other Assets Less Liabilities	2.81%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2018 through December 31, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			7/1/2018 through
	7/1/2018	12/31/2018	12/31/2018
Actual	$1,000.00	$928.70	$2.67
Hypothetical**	$1,000.00	$1,022.43	$2.80

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (7.13)% for the six-month period of July 1, 2018 through December 31, 2018.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
December 31, 2018 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
International Fund	19.86%
Defensive Strategies Fund	12.57%
Large/Mid Cap Value Fund	10.88%
Large/Mid Cap Growth Fund	10.17%
Growth & Income Fund	9.82%
Emerging Markets Fund	7.38%
High Yield Bond Fund	6.91%
Small Cap Value Fund	5.70%
Aggressive Growth Fund	5.50%
Fixed Income Fund	5.48%
Israel Common Values Fund	5.04%
Money Market and Other Assets Less Liabilities	0.69%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2018 through December 31, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			7/1/2018 through
	7/1/2018	12/31/2018	12/31/2018
Actual	$1,000.00	$897.70	$2.25
Hypothetical**	$1,000.00	$1,022.84	$2.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (10.23)% for the six-month period of July 1, 2018 through December 31, 2018.

**	Assumes a 5% return before expenses.

Schedule of Investments
Conservative Growth Portfolio Variable Series
As of December 31, 2018

Shares		Value

	MUTUAL FUNDS (A) - 97.2%
82,610	Timothy Plan Aggressive Growth Fund	$563,400
153,973	Timothy Plan Defensive Strategies Fund	1,625,952
82,770	Timothy Plan Emerging Markets Fund	669,613
382,653	Timothy Plan Fixed Income Fund	3,784,435
143,180	Timothy Plan Growth & Income Fund	1,385,981
113,942	Timothy Plan High Yield Bond Fund	975,340
186,787	Timothy Plan International Fund	1,507,374
35,070	Timothy Plan Israel Common Values Fund	498,346
147,579	Timothy Plan Large/Mid Cap Growth Fund	1,075,853
75,257	Timothy Plan Large/Mid Cap Value Fund	1,186,801
47,391	Timothy Plan Small Cap Value Fund	670,576

	TOTAL MUTUAL FUNDS (Cost $14,914,552)	13,943,671

	MONEY MARKET FUND - 3.0%
431,706	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B) (Cost $431,706)	431,706

	TOTAL INVESTMENTS (Cost $15,346,258) - 100.2%	$14,375,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2)%	(28,511)
	TOTAL NET ASSETS - 100.0%	$14,346,866

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Strategic Growth Portfolio Variable Series
As of December 31, 2018

Shares		Value

	MUTUAL FUNDS (A) - 99.3%
128,649	Timothy Plan Aggressive Growth Fund	$877,389
189,997	Timothy Plan Defensive Strategies Fund	2,006,373
145,607	Timothy Plan Emerging Markets Fund	1,177,959
88,379	Timothy Plan Fixed Income Fund	874,072
161,979	Timothy Plan Growth & Income Fund	1,567,960
128,942	Timothy Plan High Yield Bond Fund	1,103,743
392,911	Timothy Plan International Fund	3,170,788
56,592	Timothy Plan Israel Common Values Fund	804,165
222,766	Timothy Plan Large/Mid Cap Growth Fund	1,623,962
110,154	Timothy Plan Large/Mid Cap Value Fund	1,737,120
64,363	Timothy Plan Small Cap Value Fund	910,742

	TOTAL MUTUAL FUNDS (Cost $17,192,462)	15,854,273

	MONEY MARKET FUND - 0.9%
142,692	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B) (Cost $142,692)	142,692

	TOTAL INVESTMENTS (Cost $17,335,154) - 100.2%	$15,996,965
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2)%	(32,633)
	TOTAL NET ASSETS - 100.0%	$15,964,332

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
December 31, 2018

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

ASSETS:
Investments in affiliated securities, at cost	$14,914,552	$17,192,462
Investments in unaffiliated securities, at cost	431,706	142,692
Investments in affiliated securities, at value	$13,943,671	$15,854,273
Investments in unaffiliated securities, at value	431,706	142,692
Receivable for fund shares sold	875	1,001
Dividends and interest receivable	880	346
Prepaid expenses and other assets	6	6
Total Assets	14,377,138	15,998,318

LIABILITIES:
Accrued advisory fees	970	1,456
Payable for fund shares redeemed	2,292	3,610
Payable to service providers	4,082	6,393
Audit fees payable	13,441	13,441
Insurance fees payable	3,970	1,252
Miscellaneous fees payable	2,020	1,523
Trustee fees payable	1,495	2,904
Printing fees payable	631	2,110
Accrued expenses	1,371	1,297
Total Liabilities	30,272	33,986

Net Assets	$14,346,866	$15,964,332

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$14,715,071	$17,077,630
Accumulated earnings (loss)	(368,205)	(1,113,298)
Net Assets	$14,346,866	$15,964,332

Net Assets	$14,346,866	$15,964,332
Shares of beneficial interest outstanding	1,397,901	1,624,990
Net Asset Value (Net Assets/shares outstanding), offering price and redemption price per share	$10.26	$9.82

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended December 31, 2018

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

Investment Income:
Dividend income from affiliated funds	$215,134	$206,178
Interest income	11,307	6,636
Total Investment Income	226,441	212,814

Operating Expenses:
Administration fees	24,110	33,307
Investment advisory fees	17,168	19,581
Audit and tax fees	13,000	13,000
Printing expenses	7,214	10,530
Custody fees	3,661	3,494
Trustees’ fees	1,749	3,953
Compliance officer fees	1,023	803
Insurance expenses	365	365
Other expenses	2,412	3,831
Total Operating Expenses	70,702	88,864
Net Investment Income	155,739	123,950

Net Realized and Unrealized Gain (Loss) from Investments:
Capital gain dividends from affiliated funds	313,649	449,032
Net realized gain from investments in affiliated funds	299,206	344,491
Change in unrealized appreciation (depreciation) on affiliated investments	(2,220,787)	(3,131,653)
Net Realized and Unrealized Loss from Investments	(1,607,932)	(2,338,130)

Net Decrease in Net Assets Resulting From Operations	$(1,452,193)	$(2,214,180)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017
Operations:
Net investment income	$155,739	$172,249	$123,950	$191,642
Capital gain dividends from affiliated investments	313,649	204,222	449,032	272,825
Net realized gain from investments in affiliated funds	299,206	222,001	344,491	71,988
Net change in unrealized appreciation (depreciation) on affiliated investments	(2,220,787)	1,238,967	(3,131,653)	2,037,392
Net increase (decrease) in net assets resulting from operations	(1,452,193)	1,837,439	(2,214,180)	2,573,847

Distributions to Shareholders:
Net investment income	—	(108,268)	—	(82,352)
Total distributions paid*	(172,289)	—	(191,683)	—
Total dividends and distributions to shareholders	(172,289)	(108,268)	(191,683)	(82,352)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	1,194,634	2,191,098	603,694	456,205
Reinvestment of dividends	172,288	108,268	191,682	82,352
Cost of shares redeemed	(4,441,914)	(8,079,256)	(4,248,065)	(4,738,353)
Net decrease in net assets from share transactions of beneficial interest	(3,074,992)	(5,779,890)	(3,452,689)	(4,199,796)

Total Decrease in Net Assets	(4,699,474)	(4,050,719)	(5,858,552)	(1,708,301)

Net Assets:
Beginning of year	19,046,340	23,097,059	21,822,884	23,531,185
End of year**	$14,346,866	$19,046,340	$15,964,332	$21,822,884

Share Activity:
Shares sold	105,612	199,635	54,286	43,086
Shares reinvested	16,346	9,754	18,792	7,562
Shares redeemed	(399,188)	(741,776)	(384,080)	(447,878)
Net decrease in shares of beneficial interest outstanding	(277,230)	(532,387)	(311,002)	(397,230)

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018.

**	Net Assets - End of Year includes accumulated undistributed net investment income of $172,238 for the Conservative Growth Portfolio and $191,600 for the Strategic Growth Portfolio as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$11.37	$10.46	$10.69	$12.03	$12.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10	0.09	0.05	0.07	0.15
Net realized and unrealized gain (loss) on investments	(1.09)	0.88	0.57	(0.42)	0.18
Total from investment operations	(0.99)	0.97	0.62	(0.35)	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.06)	(0.08)	(0.16)	(0.29)
From net realized gains on investments	—	—	(0.77)	(0.83)	(0.67)
Total distributions	(0.12)	(0.06)	(0.85)	(0.99)	(0.96)
Net asset value, end of year	$10.26	$11.37	$10.46	$10.69	$12.03
Total return (B)	(8.77)%	9.32%	5.85%	(2.90)%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,347	$19,046	$23,097	$25,988	$31,296
Expenses (C)	0.41%	0.42%	0.43%	0.29%	0.47%
Net investment income (C)(D)	0.91%	0.82%	0.44%	0.60%	1.12%
Portfolio turnover rate	11%	23%	21%	33%	15%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$11.27	$10.09	$10.46	$11.65	$11.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07	0.09	0.04	0.04	0.14
Net realized and unrealized gain (loss) on investments	(1.41)	1.13	0.53	(0.48)	0.05
Total from investment operations	(1.34)	1.22	0.57	(0.44)	0.19

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.04)	(0.04)	(0.16)	(0.21)
From net realized gains on investments	—	—	(0.90)	(0.59)	—
Total distributions	(0.11)	(0.04)	(0.94)	(0.75)	(0.21)
Net asset value, end of year	$9.82	$11.27	$10.09	$10.46	$11.65
Total return (B)	(11.90)%	12.12%	5.48%	(3.73)%	1.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$15,964	$21,823	$23,531	$24,336	$31,391
Expenses (C)	0.46%	0.43%	0.39%	0.30%	0.45%
Net investment income (C)(D)	0.64%	0.86%	0.34%	0.32%	1.14%
Portfolio turnover rate	7%	33%	32%	33%	15%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Funds are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of insurance companies or for qualified plans. They are offered only to separate accounts established by various insurance companies and to certain eligible qualified retirement plans. The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund. The Strategic Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A. SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,943,671	$—	$—	$13,943,671
Money Market Fund	431,706	—	—	431,706
Total	$14,375,377	$—	$—	$14,375,377

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,854,273	$—	$—	$15,854,273
Money Market Fund	142,692	—	—	142,692
Total	$15,996,965	$—	$—	$15,996,965

Refer to the Schedules of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the year ended December 31, 2018, there were no transfers between Levels 1 and 2. The Funds’ policy is to recognize transfers at the end of the period.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

C. NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2015-2017) or expected to be taken in the Funds’ 2018 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the year ended December 31, 2018, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2015 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E. USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G. EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H. INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2018:

Funds	Purchases	Sales
Conservative Growth
Portfolio	$1,792,081	$4,573,323
Strategic Growth
Portfolio	1,429,459	4,113,055

Note 3 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31 2018, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Funds	Tax Cost	Appreciation	Depreciation	Depreciation
Conservative Growth Portfolio	$15,453,083	$23,500	$(1,101,206)	$(1,077,706)
Strategic Growth Portfolio	17,401,543	93,819	(1,498,397)	(1,404,578)

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd. is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 23, 2018. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2018 were $17,168 and $19,581 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $970 and $1,456, respectively, at December 31, 2018. An officer and trustees of the Trust are also officers/employees of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2018, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 90% of the Conservative Growth Portfolio and approximately 88% of the Strategic Growth Portfolio.

Note 6 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the fiscal years ended December 31, 2018 and December 31, 2017 were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2018
Ordinary Income	$172,289	$191,683
	$172,289	$191,683
2017
Ordinary Income	$108,268	$82,352
	$108,268	$82,352

As of December 31, 2018, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$155,688	$123,867
Undistributed Long-Term Capital Gains	553,813	167,413
Unrealized Appreciation (Depreciation)	(1,077,706)	(1,404,578)
	$(368,205)	$(1,113,298)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated earnings/(loss) is primarily attributable to the tax deferral of losses on wash sales.

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

At December 31, 2018, the Portfolios utilized prior year capital loss carry forwards as follows:

Funds	CLCF Utilized
Conservative Growth Portfolio	$93,507
Strategic Growth Portfolio	619,898

Note 7| Underlying Investment in Other Investment Companies

The Conservative Growth Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Portfolio may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of December 31, 2018, 26.4% of the Conservative Growth Portfolio’s net assets were invested in the Timothy Plan Fixed Income Fund.

Note 8 | Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Funds at December 31, 2018, is noted in the Funds’ Schedules of Investments. The Strategic Growth Portfolio, investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund are mutual funds which are considered affiliates because they are under control of the same investment advisor. The Conservative Growth Portfolio, investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund are mutual funds which are considered affiliates because they are under control of the same investment advisor.

	Year Ended December 31, 2018
Strategic Growth	Share Activity
						Net Change in
	Balance			Balance		Unrealized	Dividends	Amount of Gain
	December 31,			December 31,		Appreciation	Credited to	(Loss) Realized on
Fund	2017	Purchases	Sales	2018	Fair Value	(Depreciation)	Income	Sale of Shares*
Aggressive Growth	145,131	17,214	33,696	128,649	$877,389	$(237,469)	$1,436	$128,158
International	427,313	33,879	68,281	392,911	3,170,788	(842,897)	38,046	86,600
Large/Mid Cap Growth	251,398	22,219	50,851	222,766	1,623,962	(318,580)	—	120,957
Small Cap Value	67,766	11,688	15,091	64,363	910,742	(359,929)	30,373	169,142
Large/Mid Cap Value	125,894	12,354	28,094	110,154	1,737,120	(343,078)	14,550	169,563
Fixed Income	105,977	6,878	24,476	88,379	874,072	(14,184)	18,271	(15,193)
High Yield Bond	150,229	8,475	29,762	128,942	1,103,743	(83,419)	49,026	(25,468)
Israel Common Values	72,159	563	16,130	56,592	804,165	(126,309)	—	58,055
Defensive Strategies	226,437	7,745	44,185	189,997	2,006,373	(244,960)	32,142	41,048
Emerging Markets	159,422	17,790	31,605	145,607	1,177,959	(312,068)	9,875	50,464
Growth & Income	184,191	3,902	26,114	161,979	1,567,960	(248,760)	12,459	10,197

	Year Ended December 31, 2018
Conservative Growth	Share Activity
						Net Change in
	Balance			Balance		Unrealized	Dividends	Amount of Gain
	December 31,			December 31,		Appreciation	Credited to	(Loss) Realized on
Fund	2017	Purchases	Sales	2018	Fair Value	(Depreciation)	Income	Sale of Shares*
Aggressive Growth	94,889	15,208	27,487	82,610	$563,400	$(178,620)	$922	$105,621
International	206,588	21,248	41,049	186,787	1,507,374	(398,731)	18,087	34,924
Large/Mid Cap Growth	169,284	21,550	43,255	147,579	1,075,853	(271,281)	—	139,273
Small Cap Value	50,700	9,892	13,201	47,391	670,576	(287,132)	22,369	146,793
Large/Mid Cap Value	87,285	10,783	22,811	75,257	1,186,801	(267,091)	9,937	148,685
Fixed Income	466,241	42,430	126,018	382,653	3,784,435	1,150	78,371	(124,252)
High Yield Bond	134,882	13,575	34,515	113,942	975,340	(86,509)	42,798	(8,310)
Israel Common Values	45,328	4,078	14,336	35,070	498,346	(98,146)	—	56,796
Defensive Strategies	186,368	14,547	46,942	153,973	1,625,952	(202,995)	26,048	38,553
Emerging Markets	92,023	11,877	21,130	82,770	669,613	(194,248)	5,614	45,406
Growth & Income	165,387	11,248	33,455	143,180	1,385,981	(237,184)	10,988	29,366

*	Includes capital gain distributions from affiliated funds.

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

Note 9 | New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adapted with these financial statements.

Note 10 | Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Notes to Financial Statements
December 31, 2018

Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2018. A description of the factors considered by the Board in renewing the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

The Board also received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2018, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Timothy Plan, comprising of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio February 13, 2019

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Officers and Trustees of the Trust (Unaudited)

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Arthur D. Ally*	Chairman and President	Indefinite; Trustee and President since 1994	13
1055 Maitland Center Commons
Maitland, FL			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Joseph E. Boatwright**	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Charles E. Nelson***	Trustee	Indefinite; Trustee since 2000	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1934	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

***	Mr. Nelson is an “interested” Trustee, as that term is defined in the 1940 Act, because he is employed by the Advisor.

Officers and Trustees of the Trust (Unaudited)
(Continued)

INDEPENDENT TRUSTEES

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Kenneth Blackwell	Trustee	Indefinite; Trustee since 2011	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1948	Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA. Former Secretary of State for the State of Ohio.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1947	Retired. Associate Professor Stetson University for past 40 years. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Officers and Trustees of the Trust (Unaudited)
(Continued)

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; Trustee since 2004	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1960	Director of Steward Leadership and Professor in Residence at Shorter University. Former Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Alan M. Ross	Trustee, Vice	Indefinite; Trustee since 2004	13
Chairman
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Number of Portfolios
	Position(s)	Term of Office	in Fund Complex
Name, Age and Address	Held With Trust	and Length of Time Served	Overseen by Trustee
Patrice Tsague	Trustee	Indefinite; Trustee since 2011	13
1055 Maitland Center Commons			Other Directorships
Maitland, FL	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-846-7526.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your drivers’ license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-846-7526 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-846-7526.

BOARD OF TRUSTEES
Arthur D. Ally
Kenneth Blackwell
Joseph E. Boatwright
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David Jones & Assoc., P.C.
18630 Crosstimber
San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526
Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
(800) 846-7526
www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130
(800) 662-0201

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)           For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)           Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting:  We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability:  The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant has an Audit committee currently composed of three independent Trustees, Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.  The registrant’s board of trustees has determined that Mr. Alan Ross is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan
FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013 FY 2012	$ 26,000 $ 26,000 $ 25,000 $ 25,000 $ 25,000 $ 24,000 $ 24,000

(b)	Audit-Related Fees

The Timothy Plan                Registrant        Adviser

FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0
FY 2012	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013 FY 2012	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

                                                          Registrant

The Timothy Plan
FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013 FY 2012	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:                         0%

Tax Fees:                                        0%

All Other Fees:                                0%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser

FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0
FY 2012	$ 0	$ 0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 19, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)                    Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	2/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	2/26/19